6. Investments (Details) (June 2019) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Cost method investments	$ 1,738,649	$ 1,261,649
Edyza [Member]
Cost method investments	922,884	812,883
Total Grow Holdings Equity [Member]
Cost method investments	815,765	0
Total Grow Holdings Cost [Member]
Cost method investments	$ 0	$ 448,766